Taxes Payable and Accrued Taxes - Summary of Taxes Payable and Accrued Taxes (Detail) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Detailed Information About Taxes Payable and Accrued Taxes [Abstract]
Payroll taxes payable	$ 3.7	$ 3.5
Sales taxes payable	4.2	3.5
Carbon tax accrual	3.1	20.2
Income taxes payable	53.3
Taxes Payable and Accrued Taxes Current	$ 64.3	$ 27.2